ORGANIZATION, PRINCIPAL ACTIVITIES AND MANAGEMENT’S PLANS (Details Narrative) - USD ($)		1 Months Ended		12 Months Ended
	Sep. 18, 2021	Feb. 28, 2022	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020		Jun. 07, 2022	Jun. 30, 2021	Jun. 09, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate exercise price			$ 1,800,000
Number of shares restricted		67,184
Number of shares restricted, value		$ 118,000
[custom:ImprovedProfitability]				$ 2,800,000
Net income loss				7,081,647	$ 9,924,859	$ 18,331,208
Cash				1,000,000.0	4,500,000
Net income loss				7,081,647	9,924,859	$ 17,694,775	[1]
Working capital deficiency				200,000	3,900,000
Revolving Credit Facility [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revolving bank loan				7,200,000
Total bank facility				11,900,000
Cryptocurrency Mining [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues				4,100,000
[custom:GrossProfitFromMiningBusiness]					5,500,000
Taoping Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares restricted	612,245
Number of shares restricted, value	$ 1,800,000
iASPEC Technology Group Co., Ltd. (iASPEC) [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Disposal group including discontinued operation, consideration
Disposal group including discontinued operation other , Income				3,000,000.0
iASPEC Technology Group Co., Ltd. (iASPEC) [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity method investment, ownership percentage								100.00%
Mr. Jianghuai Lin [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Outstanding percent										27.10%
Taoping New Media Co., Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired										100.00%
Net income loss				(370,000)	(550,000)
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage									100.00%
Revenues				$ 3,300,000	$ 1,780,000
Taoping New Media Co., Ltd [Member] | Mr. Jianghuai Lin [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired										51.00%

[1]	On July 30, 2020, the Company implemented a one-for-six reverse stock split of the Company’s issued and outstanding ordinary shares. Except shares authorized, all share and per share information has been retroactively adjusted to give effect to the reverse stock split for all periods presented, unless otherwise indicated.